Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Income Statement Elements [Abstract]
Net income (loss) before noncontrolling interests	$ 21,358	$ 19,965	$ 19,029
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net change in debt securities	4,468	(292)	1,271
Net change in derivatives and hedging activities	937	(268)	411
Other	98	(36)	102
Other comprehensive income (loss), net of tax	5,503	(596)	1,784
Total comprehensive income (loss) before noncontrolling interests	26,861	19,369	20,813
Other comprehensive income (loss) from noncontrolling interests	0	0	2
Net income (loss) from noncontrolling interests	20	243	(113)
Wells Fargo comprehensive income (loss)	$ 26,841	$ 19,126	$ 20,924